Profit Sharing, Retirement Savings Plans and Defined Benefit Pension Plans - Reconciliation of Plan Asset Measured Using Level 3 Inputs (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2013 U.S. Pension Plans [Member]	Dec. 31, 2012 U.S. Pension Plans [Member]	Dec. 31, 2011 U.S. Pension Plans [Member]	Dec. 31, 2013 Non-U.S. Pension Plans [Member]	Dec. 31, 2012 Non-U.S. Pension Plans [Member]	Dec. 31, 2013 Level 3 [Member] U.S. Pension Plans [Member]	Dec. 31, 2013 Level 3 [Member] Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of period	$ 177.4	$ 177.6	$ 171.2	$ 784.0	$ 704.2	$ 6.3	$ 61.8
Gains on assets sold during year						0.8
Gains (Losses) on assets still held at end of year						(0.9)	1.0
Purchases, sales and settlements							12.1
Transfers in and/or out of Level 3						(6.1)	10.1
Foreign exchange impact				(12.0)	(17.7)		2.4
Fair value of plan assets at end of period	$ 177.4	$ 177.6	$ 171.2	$ 845.8	$ 784.0	$ 0.1	$ 87.4